Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Provisions [abstract]
Disclosure of other provisions [text block]

	At June 30, 2020			At December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,092	€3,744	€5,836	€2,406	€3,900	€6,306
Sales incentives	4,006	—	4,006	5,479	—	5,479
Other provisions and risks	1,028	1,195	2,223	1,093	1,127	2,220
Total Provisions	€7,126	€4,939	€12,065	€8,978	€5,027	€14,005